INVENTORY (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Crude oil and NGL	$ 276	$ 127
Materials, supplies and other	100	94
Total current inventories	$ 376	$ 221